28. Operating costs and expenses	12 Months Ended
Dec. 31, 2017
Operating Costs And Expenses
Operating costs and expenses
	2017				2016
	Cost of services provided and goods sold	Selling expenses	General and administrative expenses	Total	Cost of services provided and goods sold	Selling expenses	General and administrative expenses	Total

Personnel	(48,802)	(602,578)	(305,036)	(956,416)	(59,026)	(673,571)	(272,699)	(1,005,296)
Third party services	(544,036)	(2,049,994)	(429,597)	(3,023,627)	(506,356)	(1,965,329)	(433,396)	(2,905,081)
Interconnection and means of connection	(2,632,593)	-	-	(2,632,593)	(2,676,813)	-	-	(2,676,813)
Depreciation and amortization	(3,018,597)	(162,020)	(571,126)	(3,751,743)	(2,884,639)	(181,916)	(445,536)	(3,512,091)
Taxes, fees and contributions	(36,625)	(919,018)	(11,963)	(967,606)	(33,627)	(1,047,416)	(13,474)	(1,094,517)
Rent and insurance	(609,595)	(92,363)	(62,954)	(764,912)	(551,020)	(101,731)	(72,276)	(725,027)
Cost of goods sold	(846,839)	-	-	(846,839)	(975,959)	-	-	(975,959)
Publicity and advertising	-	(410,982)	-	(410,982)	-	(438,837)	-	(438,837)
Losses on doubtful accounts	-	(316,387)	-	(316,387)	-	(266,442)	-	(266,442)
Other	(3,063)	(21,835)	(43,967)	(68,865)	(5,966)	(43,787)	(21,341)	(71,094)
	(7,740,150)	(4,575,177)	(1,424,643)	(13,739,970)	(7,693,406)	(4,719,029)	(1,258,722)	(13,671,157)

	2015
	Cost of services provided and goods sold (1)	Selling expenses (2)	General and administrative expenses (3)	Total

Personnel	(91,026)	(687,629)	(265,198)	(1,043,853)
Third party services	(490,872)	(2,187,616)	(483,624)	(3,162,112)
Interconnection and means of connection	(2,805,364)	-	-	(2,805,364)
Depreciation and amortization	(2,535,683)	(162,267)	(319,106)	(3,017,056)
Taxes, fees and contributions	(26,331)	(874,619)	(13,756)	(914,706)
Rent and insurance	(495,550)	(93,265)	(67,465)	(656,280)
Cost of goods sold	(1,856,668)	-	-	(1,856,668)
Publicity and advertising	-	(560,558)	-	(560,558)
Losses on doubtful accounts	-	(230,357)	-	(230,357)
Other	(5,363)	(26,663)	(46,128)	(78,154)
	(8,306,857)	(4,822,974)	(1,195,277)	(14,325,108)

The Company and its subsidiaries contribute to public and private pension insurance plans in a mandatory, contractual or voluntary manner during the time when the employee is working at the Company and its subsidiaries. These plans do not originate any additional obligation for the Company. When the employee leaves the Company or its subsidiaries during the period required for entitlement to receive the contributions made by the sponsors, the amounts to which the employee ceased to be entitled, and that may represent a reduction in the future contributions of the Company and its subsidiaries to its active employees, or a refund in cash of these amounts, are recorded in assets.

In the year ended December 31, 2017, the Company recorded the amounts of R$4,111, R$4,352 and R$5,286 (R$3,596, R$4,229 and R$3,732 in December 31, 2016) for post-employment benefits in the groups of cost of services provided and goods sold, sales expenses and general and administrative expenses respectively.